Mining interests - Narrative (Details) oz in Thousands, $ in Thousands														1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 11, 2022 USD ($)	Sep. 07, 2022 USD ($) $ / $ shares	Sep. 02, 2022 USD ($)	Jul. 20, 2022 USD ($) shares $ / $	Jul. 20, 2022 $ / $ $ / shares	Jun. 30, 2022 USD ($) $ / $ shares	Jun. 30, 2022 $ / $ $ / shares	Apr. 21, 2022 USD ($)	Jan. 12, 2022	Jan. 11, 2022	Nov. 30, 2021 USD ($) $ / $ shares oz	Nov. 30, 2021 USD ($) $ / $ oz $ / shares	Apr. 26, 2021 USD ($) shares	Jul. 20, 2022 USD ($) $ / $	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares XOF / $	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / Ounce shares XOF / $ $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2022 $ / shares	Sep. 20, 2022 $ / shares	Sep. 07, 2022 $ / shares	Apr. 26, 2021 $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																$ 2,274,730		$ 2,274,730	$ 2,231,831	$ 2,387,020
Payment to acquire mining permit																		$ 48,258	0
Closing foreign exchange rate																611		611					1.35
Common share consideration received																		$ 0	(20,530)
Cash paid on exercise of mineral property option																		$ 7,737	0
Additional proportion of ownership interest acquired																51.00%		51.00%
Gain (loss) on dilution																			(14)
Current assets																$ 1,035,171		$ 1,035,171	1,046,117
Total assets																3,681,233		3,681,233	3,561,293
Current liabilities																233,616		233,616	231,189
Gold revenue																		1,732,590	1,762,264
Production costs																		626,526	493,389
Royalties and production taxes																		117,968	121,431
Depreciation and depletion																		383,852	378,892
Selling, general and administrative expense																		54,479	50,185
Stock-based compensation																		24,843	22,571
Current income tax, withholding and other taxes																		247,811	270,669
Deferred income tax (recovery) expense																		(3,917)	(5,267)
Net income (loss)																		286,723	460,825
Share of net income of associates (Note 8)																		10,183	17,543
Miscellaneous other operating expense																		5,655	6,282
Comprehensive loss																		(277,153)	(463,059)
Impairment (reversal of impairment) of long-lived assets																		(909)	5,905
Oklo Resources Limited
Disclosure of detailed information about property, plant and equipment [line items]
Share exchange ratio per common share																								0.0206
Cash transferred per common share | $ / shares																								0.0525
Cost of acquisition		$ 56,788
Fair value of shares issued		$ 35,658
Shares issed | shares		10,742,814
Share price (in CAD per share) | $ / shares																									$ 4.37
Foreign exchange rate used to calculation cost of acquisition | $ / $		1.3166
Cash consideration		$ 18,426
Loan facility		1,346
Transaction costs		$ 1,358
Repayment of capital gain tax																2,000
Deferred Consideration Received
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received															$ 4,000
Leased Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																40,000		40,000
Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																25,000		25,000
Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																15,000		15,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																4,196,372		4,196,372	3,771,828	3,540,389
Cost | Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																29,000		29,000
Cost | Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																21,000		21,000
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																(1,921,642)		(1,921,642)	(1,539,997)	(1,153,369)
Accumulated depreciation and depletion | Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																(4,000)		(4,000)
Accumulated depreciation and depletion | Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																(6,000)		(6,000)
Calibre, Various
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate									25.00%	33.00%
Gain (loss) on dilution																		5,630	(214)
Current assets																	$ 175,000
Non-current assets																	469,000
Total assets																	644,000
Current liabilities																	67,000
Non-current liabilities																	142,000
Assets																	435,000
Gold revenue																	296,000
Production costs																	171,000
Royalties and production taxes																	12,000
Depreciation and depletion																	36,000
Selling, general and administrative expense																	9,000
Stock-based compensation																	1,000
Current income tax, withholding and other taxes																	24,000
Deferred income tax (recovery) expense																	2,000
Net income (loss)																	29,000
Share of net income of associates (Note 8)																		12,416	17,707
BeMetals
Disclosure of detailed information about property, plant and equipment [line items]
Share price (in CAD per share) | $ / shares																							$ 0.13			$ 0.44
Proportion of ownership interest in associate													19.00%
Quoted market value																3,000		3,000
Current assets																	6,000
Non-current assets																	25,000
Total assets																	31,000
Assets																	26,000
Net income (loss)																	(1,000)
Share of net income of associates (Note 8)																		$ (2,233)	(164)
Exchange of subsidiaries' interest for associates' shares (in shares) | shares													16,000,000
Exchange of subsidiaries' interest for associates' shares (in shares)													$ 5,000
Gain on disposal of subsidiary																			1,000
Purchase of associates' shares (in shares) | shares													17,000,000
Purchase of BeMetals shares													$ 6,000						5,945
Average foreign exchange rate | $ / shares																		1.30
Comprehensive loss																	$ 1,000
Disposal Group, Disposed By Sale, Not Discontinued Operations | Ondundu, Property
Disclosure of detailed information about property, plant and equipment [line items]
Consideration to be received in shares (in shares) | shares						12,000,000
Consideration to be received in share						$ 10,000													5,000
Portion of consideration paid (received) consisting of equity shares (in USD per share) | $ / shares					$ 0.77		$ 1.08
Closing foreign exchange rate | $ / $				1.2877	1.2877	1.29	1.29							1.2877
Consideration to be received in cash				$ 4,000															4,000
Reversal of impairment loss																		$ 1,000
Consideration paid (received)				$ (11,000)
Consideration received in shares (in shares) | shares				12,000,000
Common share consideration received				$ 7,000
Payable term				6 months
Consideration to be received in cash or shares				$ 2,500														3,850	0
Losses on disposals of property, plant and equipment														$ 3,000
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project
Disclosure of detailed information about property, plant and equipment [line items]
Consideration to be received in share											$ 20,530
Closing foreign exchange rate | $ / $											1.41	1.41
Consideration paid (received)			$ (45,000)								$ (102,959)
Consideration to be received in cash or shares											45,000							0	41,239
Initial payment received upon agreement execution											450
Consideration to be received in cash or shares, upon closing											43,000
Proceeds from sale of subsidiary											$ 22,500
Number of shares received (in shares) | shares											22,190,508
Shares received (in USD per share) | $ / shares												$ 1.31
Net smelter returns (in percentage)											0.027	0.027
Retained royalty interest on gold production (in ounces) | oz											2,500	2,500
Additional net smelter returns, percentage											0.0045	0.0045
Retained royalty interest on additional gold production (in ounces) | oz											1,500	1,500
NSR Royalty											$ 18,488							0	18,488
Cash consideration received upon closing											$ 22,500
Disposal Group, Disposed By Sale, Not Discontinued Operations | Kiaka Project | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Payable term											6 months
Disposal Group, Disposed By Sale, Not Discontinued Operations | Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)											$ (22,439)
Initial payment received upon agreement execution																				$ 9,000
Net smelter returns (in percentage)											0.027	0.027
Retained royalty interest on gold production (in ounces) | oz											1,500	1,500
Additional net smelter returns, percentage											0.0045	0.0045
NSR Royalty											$ 2,599							0	2,599
Cash consideration received upon closing											9,000
NSR Royalty at 2.7% rate											22,500	$ 22,500
Tax guarantee receivable											$ 1,858							0	$ 1,858
Volta Resources (Cayman) Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mining properties											0.81	0.81
Calibre, Various
Disclosure of detailed information about property, plant and equipment [line items]
Share price (in CAD per share) | $ / shares																							$ 0.90
Quoted market value																$ 74,000		74,000
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets																					$ 36,000	$ 97,000
Gramalote Project | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment																					$ (133,000)
Ondundu, Property
Disclosure of detailed information about property, plant and equipment [line items]
Cash paid on exercise of mineral property option																		8,000
Non-core Properties | Other
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of long-lived assets																		$ 12,000
One local Malian company | Bakolobi Property, Mali
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire mining permit								$ 24,000
A previous ownership group | Bakolobi Property, Mali
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire mining permit								$ 24,000
Dampan Resources SARL
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)	$ 4,000
Additional proportion of ownership interest acquired	10.00%
West African Resources Ltd. (Note 8)
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of shares issued and outstanding, percentage											1	1
Long-term gold price | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | shares																1,650		1,650
Long-term gold price | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | shares																1,650		1,650
Long-term gold price | Commodity price risk | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in gold price | $ / Ounce																		50
Reduction of recoverable amount due to gold price change																$ 37,000		$ 37,000
Long-term gold price | Commodity price risk | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in gold price | $ / Ounce																		50
Reduction of recoverable amount due to gold price change																$ 53,000		$ 53,000
Discount rate | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | shares																0.065		0.065
Discount rate | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | shares																0.05		0.05
Discount rate | Interest rate risk | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Increase in discount rate																		0.25%
Reduction of recoverable amount due to change of discount rate																$ 9,000		$ 9,000
Discount rate | Interest rate risk | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Increase in discount rate																		2500.00%
Reduction of recoverable amount due to change of discount rate																$ 7,000		$ 7,000
Measurement input, expected term | Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | shares																12		12